Expense Example - American Beacon The London Company Income Equity ETF - American Beacon The London Company Income Equity ETF - American Beacon The London Company Income Equity ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 214